Segment Information	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Segment Information

20. Segment Information

The Company has three reportable segments: plastic injection molding, electronic products assembling and metallic parts manufacturing. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained. During the fourth quarter of fiscal 2015, the Company completed its exit from metallic parts business. See note 10 – discontinued operations for details.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Year ended March 31,
	2014			2015			2016
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax
Segment:
Injection molded plastic parts	$19,918	$580	$(4,517)	$20,206	$(434)	$(341)	$20,181	$(356)	$(2,671)
Electronic products	21,684	90	(1,938)	18,409	(105)	(1,912)	24,847	(104)	(2,105)
Metallic parts (Discontinued in fiscal 2015)	—	—	(411)	1	—	(348)	—	—	—
Segment total	$41,602	$670	$(6,866)	38,616	$(539)	$(2,601)	$45,028	$(460)	$(4,776)

Reconciliation to consolidated totals:
Sales eliminations	(670)	(670)	—	(539)	539	—	(460)	460	—
Consolidated totals:
Net sales	$40,932	$—		$38,077	$—		44,568	$—
Loss before income taxes			$(6,866)			$(2,601)			$(4,776)

	Year ended March 31,
	2014		2015		2016
	Interest income	Interest expenses	Interest income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$495	$—	$509	$—	$364	$—
Electronic products	101	—	26	—	8	—
Metallic parts (Discontinued in fiscal 2015)	—	—	—	—	—	—
Consolidated total	$596	$—	$535	$—	$372	$—

	Year ended March 31,
	2014			2015			2016
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$74,328	$200	$3,181	$73,829	$550	$2,384	$67,528	$424	$1,969
Electronic products	25,911	648	399	22,610	340	415	20,043	167	404
Metallic parts (Discontinued in fiscal 2015)	397	5	41	—	—	25	—	—	—
Consolidated Totals	$100,636	$853	$3,621	$96,439	$890	$2,824	$87,571	$591	$2,373

The Company's sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2014	2015	2016
Net sales
United States of America	$11,081	$9,910	$8,116
PRC	15,862	16,119	18,785
United Kingdom	1,721	1,023	1,007
Hong Kong	3,550	5,505	7,672
Europe	6,197	3,501	6,403
Others	2,521	2,018	2,585
Net sales from continuing operations	$40,932	$38,076	$44,568
Net sales from discontinued operations	—	1	—
Total net sales	$40,932	$38,077	$44,568

The location of the Company's identifiable assets is as follows:

	March 31,
	2015	2016
Hong Kong and Macao	$29,444	$32,528
PRC	66,995	55,043
Total identifiable assets	96,439	87,571
Goodwill	—	—
Total assets	$96,439	$87,571